UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 3/31/12

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

Annual Report
March 31, 2012

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For Over 25 Years Hawaiian Tax-Free Trust “Know Your Destination”

May, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Hawaiian Tax-Free Trust, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Trust.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

NOT A PART OF THE ANNUAL REPORT

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Hawaiian Tax-Free Trust than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Hawaiian Tax-Free Trust is monthly double tax-free income.

     To use an analogy, people who buy the Trust probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Hawaiian Tax-Free Trust, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Hawaiian Tax-Free Trust puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Hawaii Investors for Over 25 Years Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion

U.S. Economy

     After undergoing a soft patch during the middle part of 2010 following the outbreak of the European debt crisis, the U.S. economy entered 2011 on firmer footing. This stabilization was supported by a number of favorable conditions such as improving consumer spending, accommodative monetary policy, strong corporate profits and less uncertainty about tax policy. The favorable conditions, however, were overshadowed by a host of macro/political events that unfolded during 2011. Those events included the uprising in the Middle East, the devastating earthquake and tsunami in Japan, the U.S. debt ceiling debacle and the deteriorating Eurozone debt crisis, all of which created uncertainty and volatility while distracting investors from the overall relative strength of the underlying corporate fundamentals.

     At the beginning of 2011, the economy as reflected in the Gross Domestic Product (“GDP”) was forecasted to grow at an annual growth rate of 3% or better but growth rates drifted lower throughout the year as the events mentioned above unfolded. However by the end of the year, economic data in the fourth quarter began to show improvement and eased concerns of a double dip recession. 2011 ended the year with 1.7% year over year GDP growth. Despite the lower than expected growth rate, the unemployment rate improved to 8.5% at year end, down from 9.5% at the beginning of 2011. Although employment levels improved, the total job base remained well below levels prior to the start of the recession.

     Higher food and energy prices caused headline inflation as reflected in the Consumer Price Index (“CPI”) to accelerate above the median estimates made by forecasters going into 2011. After peaking at 3.9% in September, the CPI cooled in the fourth quarter to 3.0%.

     Significant downside risks to the economic outlook swayed the Federal Reserve (the “Fed”) to take additional actions during the third quarter. This included a pledge to maintain an “exceptionally low” Fed Funds rate (the overnight inter-bank lending rate) through mid-2013 and the implementation of “Operation Twist” in which the Fed placed downward pressure on long-term interest rates while selling short term bonds.

     Key data points in the final quarter of 2011 indicated that the U.S. started to regain economic momentum heading into 2012. Despite the encouraging data, looking ahead into 2012, we believe strong growth remains questionable given the potential for further disruptions from macro/political events. The current range of GDP forecasts is centered at a modest rate around 2%. Given the presidential election process, domestic policy uncertainty is likely to remain high and constrain the pace of job growth and the overall unemployment rate is not expected to improve dramatically from current levels. As a result, no upward pressure on inflation is anticipated from wages, and inflationary expectations remain grounded in the 2% range. If the scenario of low inflation and elevated unemployment continues, the possibility for continued monetary accommodation will likely remain.

Hawaii Economy

     The economy continues to slowly improve in Hawaii as well. The state unemployment rate has been regularly running well below the national average, starting 2011 at 6.9% and dropping to 6.7% by

ManageMent Discussion (continued)

December and as of March 2012, stood at 6.4%. It is important to note that most of the improvements in the employment picture have been in Honolulu County (island of Oahu) while neighbor island recovery has lagged. Tourism for the State continued to rebound and the increased visitor traffic has led to a sharp increase in visitor spending. In 2011, visitor expenditures were 15.6% higher than in 2010. According to Hawaii’s Department of Business, Economic Development and Tourism, the forecast for arrivals in 2012 is an increase of 4.4% while expenditures are forecasted to increase 6.4%.

Municipal Market and Fund Performance

     The year over year changes in the municipal curve as of March 31, 2012 had the short end of the yield curve dropping from an already low yield of 0.63% down to 0.36% while 30-year municipal rates fell from 5.65% to 4.21%. Short rates declined due to ongoing influence of the near 0% overnight Fed Funds rate and demand for short term bonds. At the longer end, municipal rates declined in alignment with the substantial decrease in long-term U.S. Treasury rates over the course of the year. In this low rate environment, municipalities have been focusing on lowering their interest expense by refunding outstanding bonds and issuing new bonds at lower rates, similar to home mortgage refinancing the individual home owners might be doing.

     Lingering policy decisions on potential tax increases creates some uncertainty on the impact to tax-exempt municipal bonds. However, this has helped to make municipal bonds relatively attractive to U.S. Treasury and government agency securities. In the meantime, municipalities continue to take steps to address the tough decisions needed to balance budgets.

     Hawaiian Tax-Free Trust had a total return of 7.39%, without sales charges, for its Class A shares, 6.54% for Class C shares, and 7.60% for Class Y shares for the 2011 calendar year. For the fiscal year ending March 31, 2012, the total return was 7.34% for Class A shares, without sales charges, 6.49% for Class C shares, and 7.55% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of 8.55% for the 2011 calendar year, and 8.27% for the Trust’s fiscal year. (It should be noted that the index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance).

     We believe that the Trust’s philosophy of prudent and conservative investment management has served us well over the past few years during this period of heightened volatility in the financial markets.

Outlook and Strategy

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of achieving a reasonable level of double tax-free income together with relatively low principal fluctuation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities. The beginning of 2012 brought a surge of new issuance of municipal bonds, as borrowers looked to lower interest expense in this low yield environment. The refunding deals and new issuance pushed municipal rates a bit higher, and we viewed this as an opportune time to take advantage of higher yields and put any available cash to work. If this trend of issuance continues throughout the year, rates may increase further, but conversely, any hiccup in economic growth may well keep demand strong for this asset class. We believe the portfolio is currently balanced and we feel we are prepared to address either scenario.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2012 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2012
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 2/20/85)
With Maximum Sales Charge	3.00%	3.22%	3.71%	5.91%
Without Sales Charge	7.34	4.06	4.13	6.07
Class C (commenced operations on 4/01/96)
With CDSC	5.47	3.21	3.30	3.66
Without CDSC	6.49	3.21	3.30	3.66
Class Y (commenced operations on 4/01/96)
No Sales Charge	7.55	4.27	4.34	4.84
Barclays Capital Index	8.27	5.59	5.01	5.86	*(Class A)
				5.19	(Class C&Y)
* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2012

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Municipal Bonds (98.0%)	(unaudited)	Value

	General Obligation Bonds (53.8%)
	City and County of Honolulu, Hawaii
$8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	$9,255,650
5,000,000	5.000%, 09/01/19 Series F	Aa1/NR***	6,112,750
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,043,300
7,720,000	5.000%, 07/01/21 NPFG FGIC Insured	Aa1/NR***	8,670,795
8,270,000	5.000%, 07/01/21 NPFG FGIC Insured	Aa1/NR***	9,288,533
1,000,000	5.000%, 07/01/22 NPFG FGIC Insured	Aa1/NR***	1,121,800
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,072,565
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,433,836
7,390,000	5.250%, 09/01/28 Series D	Aa1/NR***	8,534,785
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,896,359
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,456,546
	City and County of Honolulu, Hawaii, Board of
	Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,212,031
	City and County of Honolulu, Hawaii Refunding,
	Series A
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,694,315
	City and County of Honolulu, Hawaii Refunding,
	Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,679,750
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,364,440
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,370,350
	City and County of Honolulu, Hawaii Refunding,
	Series F
1,500,000	5.000%, 07/01/28 NPFG FGIC Insured	Aa1/NR***	1,644,975
	City and County of Honolulu, Hawaii Refunding
	& Improvement, ETM, Series B
630,000	5.000%, 10/01/13	Aaa/NR***	674,528

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii, Series A 1994,
	ETM, Collateral: U.S. Government Securities
$775,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	$817,509
	City and County of Honolulu, Hawaii, Series A
	2003, Unrefunded Portion
425,000	5.250%, 03/01/15 NPFG Insured	Aa1/NR***	442,319
670,000	5.250%, 03/01/17 NPFG Insured	Aa1/NR***	696,425
285,000	5.250%, 03/01/18 NPFG Insured	Aa1/NR***	296,320
	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,330,360
	City and County of Honolulu, Hawaii, Series A
3,025,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	3,190,921
	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,615,800
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,600,550
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,159,800
	City and County of Honolulu, Hawaii, Series A
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,660,380
	City and County of Honolulu, Hawaii, Series A,
	Prerefunded to 03/01/13 @100, Collateral: U.S.
	Government Securities
2,575,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	2,692,703
4,110,000	5.250%, 03/01/17 NPFG Insured	NR/AA+	4,297,868
1,715,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,793,393
	City and County of Honolulu, Hawaii, Series A,
	Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,388,100
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,054,000
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,707,040
	City and County of Honolulu, Hawaii, Series C
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,586,207
	City and County of Honolulu, Hawaii, Series D
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA-	2,906,685

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii, Series D
$3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	$4,216,987
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,828,813
	City and County of Honolulu, Hawaii, Series F
1,000,000	5.250%, 07/01/19 NPFG FGIC Insured	Aa1/NR***	1,132,470
5,335,000	5.250%, 07/01/20 NPFG FGIC Insured	Aa1/NR***	6,036,232
	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, ETM, Collateral:
	U.S. Government Securities
1,125,000	6.000%, 12/01/12 FGIC TCRS Insured	Aa1/NR	1,168,133
1,050,000	6.000%, 12/01/15 FGIC TCRS Insured	Aa1/NR	1,251,905
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,240,519
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,638,391
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,350,986
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,780,413
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,257,223
	County of Hawaii
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,191,603
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,373,060
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,999,882
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,243,330
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,221,276
	County of Hawaii, Series A
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,055,510
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,111,280
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,054,710
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,581,480
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,087,910
	County of Hawaii, Series A
1,000,000	5.600%, 05/01/12 NPFG FGIC Insured	Aa2/AA-	1,004,218
1,000,000	5.600%, 05/01/13 NPFG FGIC Insured	Aa2/AA-	1,057,400

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Kauai, Hawaii, 2005-Series A
$1,560,000	5.000%, 08/01/16 NPFG FGIC Insured	Aa2/AA	$1,761,365
2,010,000	5.000%, 08/01/17 NPFG FGIC Insured	Aa2/AA	2,259,602
2,060,000	5.000%, 08/01/18 NPFG FGIC Insured	Aa2/AA	2,314,369
1,400,000	5.000%, 08/01/19 NPFG FGIC Insured	Aa2/AA	1,573,852
	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,081,920
1,445,000	4.000%, 08/01/22	Aa2/AA	1,635,812
1,000,000	3.625%, 08/01/25	Aa2/AA	1,052,150
	County of Kauai, Hawaii, Series A
1,000,000	5.000%, 08/01/23 NPFG FGIC Insured	Aa2/AA	1,097,030
1,555,000	5.000%, 08/01/24 NPFG FGIC Insured	Aa2/AA	1,704,296
1,500,000	5.000%, 08/01/25 NPFG FGIC Insured	Aa2/AA	1,639,965
1,000,000	5.000%, 08/01/28 NPFG FGIC Insured	Aa2/AA	1,085,590
1,000,000	5.000%, 08/01/29 NPFG FGIC Insured	Aa2/AA	1,083,250
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,346,700
1,105,000	5.000%, 03/01/19 NPFG Insured	Aa1/AA+	1,216,970
	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,303,146
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	858,795
	County of Maui, Hawaii, Refunding, 2005 Series A
1,000,000	5.000%, 03/01/18 NPFG Insured	Aa1/AA+	1,103,740
	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,494,152
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,234,137
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,662,399
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,509,255
	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	871,378
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,665,450
	State of Hawaii Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,564,400

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii
$2,330,000	6.000%, 12/01/12 NPFG FGIC Insured	Aa2/AA	$2,418,703
	State of Hawaii, Series BZ
3,500,000	6.000%, 10/01/12 FGIC TCRS Insured	Aa2/AA	3,599,715
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG FGIC Insured	Aa2/AA	3,605,610
	State of Hawaii, Series CZ, Prerefunded to
	07/01/12 @100
1,275,000	5.500%, 07/01/14 AGM Insured	Aa2/AA	1,291,409
3,000,000	5.250%, 07/01/15 AGM Insured	Aa2/AA	3,036,810
3,000,000	5.250%, 07/01/17 AGM Insured	Aa2/AA	3,036,810
1,000,000	5.250%, 07/01/20 AGM Insured	Aa2/AA	1,012,140
	State of Hawaii, Series DD Prerefunded 5/01/14
	@100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,501,700
	State of Hawaii, Series DE
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,690,275
	State of Hawaii, Series DE, Prerefunded to
	10/01/14 @100
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/BBB	266,772
	State of Hawaii, Series DE, Unrefunded Portion
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	17,225,838
	State of Hawaii, Series DF
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,933,475
10,000,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,006,300
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,481,600
	State of Hawaii, Series DF, Prerefunded to
	07/01/15 @100
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,415,318
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,865,753
	State of Hawaii, Series DF, Unrefunded Portion
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,749,631
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,776,844
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,255,880

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii, Series DI
$5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	$5,680,150
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,112,890
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,629,350
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	5,668,500
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,668,500
	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa2/AA	5,018,777
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,166,930
	State of Hawaii, Series DO, Refunding
1,100,000	3.000%, 08/01/12	Aa2/AA	1,110,076
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	12,080,300
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,053,939
	State of Hawaii, Series DZ
1,000,000	5.000%, 12/01/23	Aa2/AA	1,205,690
7,500,000	5.000%, 12/01/26	Aa2/AA	8,783,700
5,000,000	5.000%, 12/01/28	Aa2/AA	5,778,450
7,500,000	5.000%, 12/01/29	Aa2/AA	8,620,425
8,500,000	5.000%, 12/01/30	Aa2/AA	9,724,255
1,500,000	5.000%, 12/01/31	Aa2/AA	1,708,035
	Total General Obligation Bonds		462,947,692

	Revenue Bonds (44.2%)
	ABAG Finance Authority for Nonprofit Corporations,
	California Revenue Jewish Home San Francisco,
	VRDO*, daily reset
9,700,000	0.140%, 11/15/35 Wells Fargo LOC	VMIG1/NR	9,700,000
	Board of Regents, University of Hawaii, University
	System, Series A, Prerefunded to 07/15/12 @100,
	Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19 FGIC Insured	Aa2/A+	2,029,880

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Board of Regents, University of Hawaii, University
	System, Series A, Prerefunded to 07/15/12 @100,
	Collateral: State & Local Government Series 100%
	(continued)
$2,000,000	5.500%, 07/15/21 FGIC Insured	Aa2/A+	$2,029,880
2,000,000	5.500%, 07/15/22 FGIC Insured	Aa2/A+	2,029,880
3,000,000	5.500%, 07/15/29 FGIC Insured	Aa2/A+	3,044,820
	City and County of Honolulu, Hawaii Board of
	Water Supply Water Systems
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,555,250
	City and County of Honolulu, Hawaii Board of
	Water Supply Systems, Refunding Series A
3,075,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	3,352,027
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,877,452
	City and County of Honolulu, Hawaii, Board of
	Water Supply System, Refunding Series A,
	Prerefunded to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG FGIC Insured	Aa2/AA	438,412
	City and County of Honolulu, Hawaii, Board of
	Water Supply System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR	5,322,210
4,955,000	4.500%, 07/01/30	Aa2/NR	5,472,500
5,020,000	5.000%, 07/01/31	Aa2/NR	5,756,283
3,040,000	5.000%, 07/01/32	Aa2/NR	3,468,853
5,495,000	5.000%, 07/01/33	Aa2/NR	6,239,573
	City and County of Honolulu, Hawaii Board of
	Water Supply Water Systems, Prerefunded
	to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG FGIC Insured	Aa2/AA	2,789,396
	City and County of Honolulu, Hawaii, Wastewater
	System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,311,250
	City and County of Honolulu, Hawaii, Wastewater
	System, Series A
1,825,000	5.000%, 07/01/22 NPFG FGIC Insured	Aa2/AA	1,995,364

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii, Wastewater
	System, Senior Series A
$3,370,000	5.000%, 07/01/18 NPFG FGIC Insured	Aa2/AA	$3,753,102
2,000,000	5.000%, 07/01/24 NPFG FGIC Insured	Aa2/AA	2,161,180
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,864,054
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,853,005
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,039,150
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,284,400
	City and County of Honolulu, Hawaii, Wastewater
	System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,065,090
	City and County of Honolulu, Hawaii Wastewater
	System, Second Bond, Junior B-1 Remarket
	09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,517,255
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,184,189
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,281,154
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Linked Certificates
	(Kapiolani Health Care)
2,185,000	6.400%, 07/01/13	A3/BBB+	2,270,652
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding Queens
	Health System, Series A VRDO*, weekly reset
18,535,000	0.260%, 07/01/29 Bank of America LOC	VMIG1/A-1	18,535,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding Queens
	Health System, Series B, VRDO* weekly reset
20,000,000	0.260%, 07/01/29 Bank of America LOC	VMIG1/A-1	20,000,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,974,384

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A
$4,125,000	4.950%, 04/01/12 NPFG Insured	Baa2/BBB	$4,125,292
	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB	5,792,511
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric Co.)
	Series B-AMT
1,000,000	5.750%, 12/01/18 AMBAC Insured	Baa1/BBB-	1,003,710
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc., and Subsidiaries Projects), Series
	B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee, Inc. Insured .	Baa1/BBB-	1,014,390
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series D-AMT
2,500,000	6.150%, 01/01/20 AMBAC Insured	Baa1/BBB-	2,510,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Wilcox Memorial
	Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,146,866
	Hawaii State Department of Hawaiian Home Lands
575,000	4.000%, 04/01/12	A1/NR****	575,035
730,000	4.500%, 04/01/14	A1/NR****	769,128
500,000	5.000%, 04/01/15	A1/NR****	544,260
715,000	5.000%, 04/01/17	A1/NR****	804,468
1,000,000	5.500%, 04/01/20	A1/NR****	1,149,140
	Honolulu, Hawaii City & County Wastewater
	Systems, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA	2,909,150

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Honolulu, Hawaii City & County Wastewater
	Systems, 1st Board Resolution-Senior Series A
	(continued)
$2,800,000	5.000%, 07/01/22	Aa2/AA	$3,279,136
3,300,000	5.000%, 07/01/23	Aa2/AA	3,826,680
2,500,000	5.000%, 07/01/24	Aa2/AA	2,875,825
	Honolulu, Hawaii City & County Wastewater
	Systems, 2nd Board Resolution Resolution-
	Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,207,922
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,074,190
7,400,000	4.500%, 07/01/27	Aa3/AA-	8,019,232
1,000,000	5.000%, 07/01/20	Aa2/AA	1,196,820
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,187,765
	Puerto Rico Commonwealth Highway &
	Transportation Authority, Series G, Prerefunded
	to 07/01/13 @100
840,000	5.250%, 07/01/15 FGIC Insured	Baa1/NR	891,492
	Puerto Rico Commonwealth Highway &
	Transportation Authority, Series G, Unrefunded
	Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa1/BBB	166,904
	Puerto Rico Electric Power Authority Power
	Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee, Inc.
	Insured	Baa1/BBB+	3,622,427
	Puerto Rico Electric Power Authority Power
	Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa1/BBB+	5,207,600
	Puerto Rico Electric Power Authority Power
	Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa1/BBB+	1,042,150
	State of Hawaii Airport System, AMT, Second Series,
	ETM, Collateral: U.S. Government Securities
1,765,000	6.900%, 07/01/12 NPFG Insured	NR/BBB	1,791,704

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State of Hawaii Airport System Revenue Refunding,
	AMT
$15,000,000	5.000%, 07/01/21	A2/A	$16,863,600
5,000,000	5.000%, 07/01/22	A2/A	5,541,750
1,500,000	5.000%, 07/01/23	A2/A	1,642,770
3,000,000	5.000%, 07/01/24	A2/A	3,278,190
	State of Hawaii Airport System Revenue Refunding,
	Series A
1,150,000	5.250%, 07/01/21	A2/A	1,349,560
1,000,000	5.250%, 07/01/23	A2/A	1,161,580
1,000,000	5.250%, 07/01/27	A2/A	1,129,650
	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,151,060
3,000,000	5.000%, 07/01/22	A2/A	3,444,540
	State of Hawaii Harbor Capital Improvement,
	Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,018,930
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	18,216,660
3,000,000	5.625%, 07/01/40	A2/A+	3,258,000
	State of Hawaii Harbor System, Series A
4,910,000	5.250%, 01/01/25 AGM Insured	Aa3/AA-	5,168,119
1,450,000	5.250%, 01/01/27 AGM Insured	Aa3/AA-	1,518,483
	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	Aa3/AA-	2,200,320
2,215,000	5.250%, 07/01/17 AGM Insured	Aa3/AA-	2,514,756
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,188,660
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,204,320
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,554,823
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,339,586
	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,106,630
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,199,940
2,250,000	5.000%, 01/01/26	Aa2/AA+	2,640,038

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State of Hawaii Highway Revenue, Series A
	(continued)
$7,120,000	5.000%, 01/01/28	Aa2/AA+	$8,275,647
6,600,000	5.000%, 01/01/29	Aa2/AA+	7,629,138
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,578,950
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,451,130
	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,251,780
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series A-AMT
2,190,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	2,194,665
8,280,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	8,282,484
780,000	5.750%, 07/01/30 FNMA Insured	Aaa/AA+	780,133
690,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	690,159
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series B
4,790,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,791,293
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series B
2,215,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,395,412
	State of Hawaii Housing Finance and Development
	Corporation Multifamily Revenue, Kuhio Park
	Terrace, Series B
2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	2,535,050
	University of Hawaii
2,725,000	5.500%, 10/01/22	Aa2/A+	3,278,284
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,618,850
	University of Hawaii Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	865,746
625,000	4.000%, 10/01/16	Aa2/A+	701,594
1,510,000	5.000%, 10/01/17	Aa2/A+	1,784,986
230,000	2.000%, 10/01/18	Aa2/A+	232,102
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,079,830
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,193,852

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	University of Hawaii, Series A
$1,000,000	4.000%, 10/01/18	Aa2/A+	$1,130,940
5,225,000	5.250%, 10/01/34	Aa2/A+	5,830,264
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,078,530
500,000	4.000%, 10/01/15	Aa2/A+	552,435
1,125,000	4.000%, 10/01/16	Aa2/A+	1,262,869
2,175,000	4.000%, 10/01/17	Aa2/A+	2,456,945
1,000,000	4.000%, 10/01/19	Aa2/A+	1,132,560
	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,617,795
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGM - ICC NPFG Insured	Aa2/AA-	2,227,380
	University of Hawaii, University System,
	Prerefunded to 07/12/12 @100 Collateral: State
	and Local Government Securities
1,650,000	5.125%, 07/15/32 FGIC Insured	Aa2/A+	1,672,919
	Total Revenue Bonds		380,195,129

	Total Investments (cost $793,542,299-note 4)	98.0%	843,142,821
	Other assets less liabilities	2.0	16,911,816
	NET ASSETS	100.0%	$860,054,637

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Fitch Ratings:
***	AA
****	A

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012

Percent of
Portfolio Distribution by Quality Rating (unaudited)			Portfolio †
Aaa or VMIG1 of Moody’s			8.0%
Prerefunded bonds †† / Escrowed to Maturity bonds			6.8
Aa of Moody’s or AA or S&P			73.6
A of Moody’s			7.7
Baa of Moody’s			3.5
Not rated**			0.4
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
	ABAG	Association of Bay Area Governments
	AGC	Assured Guaranty Insurance
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corporation
	AMT	Alternative Minimum Tax
	CR	Custodial Receipts
	ETM	Escrowed to Maturity
	FGIC	Financial Guaranty Insurance Co.
	FHLMC	Federal Home Loan Mortgage Corporation
	FNMA	Federal National Mortgage Association
	GNMA	Government National Mortgage Association
	ICC	Insured Custody Certificate
	LOC	Letter of Credit
	NPFG	National Public Finance Guarantee
	NR	Not Rated
	TCRS	Transferable Custodial Receipts
	VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2012

ASSETS
Investments at value (cost $793,542,299)	$843,142,821
Cash	7,692,719
Interest receivable	9,603,821
Receivable for Trust shares sold	1,100,490
Other assets	22,329
Total assets	861,562,180
LIABILITIES
Payable for Trust shares redeemed	724,393
Dividends payable	363,643
Adviser and Administrator fees payable	290,600
Distribution and service fees payable	18,797
Accrued expenses	110,110
Total liabilities	1,507,543
NET ASSETS	$860,054,637
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share.	$738,975
Additional paid-in capital	817,796,327
Net unrealized appreciation on investments (note 4)	49,600,522
Accumulated net realized loss on investments	(8,081,187)
	$860,054,637
CLASS A
Net Assets	$750,889,948
Capital shares outstanding	64,517,492
Net asset value and redemption price per share	$11.64
Maximum offering price per share (100/96 of $11.64 adjusted to nearest cent)	$12.13
CLASS C
Net Assets	$79,070,278
Capital shares outstanding	6,798,330
Net asset value and offering price per share	$11.63
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.63	*
CLASS Y
Net Assets	$30,094,411
Capital shares outstanding	2,581,643
Net asset value, offering and redemption price per share	$11.66

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2012

Investment Income:
Interest income		$30,889,047
Expenses:

Investment Adviser fees (note 3)	$1,168,948
Distribution and service fees (note 3)	2,181,712
Administrator fees (note 3)	2,170,916
Transfer and shareholder servicing agent fees	424,333
Trustees’ fees and expenses (note 8)	245,690
Legal fees (note 3)	194,852
Shareholders’ reports and proxy statements	81,510
Custodian fees (note 6)	70,290
Registration fees and dues	37,684
Insurance	36,912
Auditing and tax fees	25,600
Chief compliance officer services (note 3)	4,682
Miscellaneous	64,141
Total expenses	6,707,270

Expenses paid indirectly (note 6)	(6,191)
Net expenses		6,701,079
Net investment income		24,187,968

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(50,508)
Change in unrealized appreciation on investments	33,996,255

Net realized and unrealized gain (loss) on investments		33,945,747
Net change in net assets resulting from operations		$58,133,715

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
OPERATIONS:
Net investment income	$24,187,968	$25,528,229
Net realized gain (loss) from securities transactions	(50,508)	3,826
Change in unrealized appreciation on investments	33,996,255	(13,322,844)
Net change in net assets resulting from operations	58,133,715	12,209,211

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(21,740,464)	(22,934,179)

Class C Shares:
Net investment income	(1,530,756)	(1,448,808)

Class Y Shares:
Net investment income	(916,748)	(1,145,242)
Change in net assets from distributions	(24,187,968)	(25,528,229)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	90,349,623	108,027,539
Reinvested dividends and distributions	13,903,128	14,619,042
Cost of shares redeemed	(80,159,760)	(97,369,390)
Change in net assets from capital share transactions	24,092,991	25,277,191

Change in net assets	58,038,738	11,958,173

NET ASSETS:
Beginning of period	802,015,899	790,057,726

End of period	$860,054,637	$802,015,899

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs –
Municipal Bonds*	843,142,821
Level 3 – Significant Unobservable Inputs	–
Total	$843,142,821

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2009-2011) or expected to be taken in the Trust’s 2012 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2012.

i)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are effective during interim and annual periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these updates and amendments may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the Trust’s net assets.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

     Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the Trust’s net assets.

     The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2012.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2012, service fees on Class A Shares amounted to $1,469,455 of which the Distributor retained $63,759.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2012, amounted to $534,193. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2012, amounted to $178,064. The total of these payments made with respect to Class C Shares amounted to $712,257 of which the Distributor retained $139,570.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the year ended March 31, 2012, total commissions on sales of Class A Shares amounted to $1,490,859, of which the Distributor received $140,000.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Trust. During the period April 1, 2011 to May 31, 2011, the Trust incurred $14,814 of legal fees allocable to Butzel for legal services in conjunction with the Trust’s ongoing operations. During this period, the Trust’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the year ended March 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $159,992,070, and $156,380,533, respectively.

     At March 31, 2012, the aggregate tax cost for all securities was $793,542,299. At March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $49,668,176 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $67,654 for a net unrealized appreciation of $49,600,522.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012
7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2012		March 31, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	5,423,031	$62,347,841	6,502,521	$74,031,760
Reinvested distributions	1,119,444	12,867,112	1,195,615	13,579,694
Cost of shares redeemed	(5,465,549)	(62,839,258)	(6,387,902)	(72,315,973)
Net change	1,076,926	12,375,695	1,310,234	15,295,481
Class C Shares:
Proceeds from shares sold	1,775,231	20,457,564	2,235,661	25,441,707
Reinvested distributions	71,994	826,961	65,752	745,439
Cost of shares redeemed	(876,100)	(10,069,099)	(1,090,681)	(12,323,787)
Net change	971,125	11,215,426	1,210,732	13,863,359
Class Y Shares:
Proceeds from shares sold	654,079	7,544,218	749,760	8,554,072
Reinvested distributions	18,147	209,055	25,770	293,909
Cost of shares redeemed	(631,540)	(7,251,403)	(1,126,372)	(12,729,630)
Net change	40,686	501,870	(350,842)	(3,881,649)
Total transactions in Trust
shares	2,088,737	$24,092,991	2,170,124	$25,277,191

8. Trustees’ Fees and Expenses

     At March 31, 2012 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2012 was $198,202. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2012, such meeting-related expenses amounted to $47,488.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2012 the Trust had a capital loss carryover of $8,081,187, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, $62,543 expires in 2019 and $50,508 which has no expiration and retains its character as long-term. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Year Ended March 31,
	2012	2011
Net tax-exempt income	$24,124,030	$25,459,392
Ordinary income	63,938	68,837
Long-term capital gain	–	–
	$24,187,968	$25,528,229

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$49,600,522
Undistributed tax-exempt income	363,643
Other accumulated losses	(8,081,187)
Other temporary differences	(363,643)
$41,519,335

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Since December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended March 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.17	$11.34	$11.21	$11.15	$11.33
Income (loss) from investment operations:
Net investment income(1)	0.34	0.36	0.36	0.42	0.46
Net gain (loss) on securities (both realized
and unrealized)	0.47	(0.17)	0.13	0.06	(0.18)
Total from investment operations	0.81	0.19	0.49	0.48	0.28
Less distributions (note 10):
Dividends from net investment income	(0.34)	(0.36)	(0.36)	(0.42)	(0.46)
Total distributions	(0.34)	(0.36)	(0.36)	(0.42)	(0.46)
Net asset value, end of period	$11.64	$11.17	$11.34	$11.21	$11.15
Total return (not reflecting sales charge)	7.34%	1.69%	4.44%	4.43%	2.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$751	$709	$705	$656	$636
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.75%	0.75%
Ratio of net investment income to average
net assets	2.97%	3.19%	3.19%	3.80%	4.06%
Portfolio turnover rate	20%	7%	13%	10%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.74%.	0.74%	0.74%	0.74%	0.75%
____________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C										Class Y
	Year Ended March 31,										Year Ended March 31,
	2012		2011		2010		2009		2008		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.16		$11.34		$11.20		$11.14		$11.33		$11.19	$11.36	$11.23	$11.17	$11.35
Income (loss) from investment operations:
Net investment income(1)	0.25		0.27		0.27		0.33		0.37		0.36	0.38	0.39	0.44	0.48
Net gain (loss) on securities (both
realized and unrealized)	0.47		(0.18)		0.14		0.06		(0.19)		0.47	(0.16)	0.13	0.06	(0.18)
Total from investment operations	0.72		0.09		0.41		0.39		0.18		0.83	0.22	0.52	0.50	0.30
Less distributions (note 10):
Dividends from net investment income	(0.25)		(0.27)		(0.27)		(0.33)		(0.37)		(0.36)	(0.39)	(0.39)	(0.44)	(0.48)
Total distributions	(0.25)		(0.27)		(0.27)		(0.33)		(0.37)		(0.36)	(0.39)	(0.39)	(0.44)	(0.48)
Net asset value, end of period	$11.63		$11.16		$11.34		$11.20		$11.14		$11.66	$11.19	$11.36	$11.23	$11.17
Total return	6.49	%(2)	0.79	%(2)	3.70	% (2)	3.60	% (2)	1.59	% (2)	7.55%	1.89%	4.65%	4.64%	2.70%
Ratios/supplemental data
Net assets, end of period (in millions)	$79		$65		$52		$34		$30		$30	$28	$33	$30	$28
Ratio of expenses to average net assets	1.54%		1.54%		1.54%		1.55%		1.55%		0.54%.	0.54%	0.54%	0.55%	0.55%
Ratio of net investment income to
average net assets	2.15%		2.38%		2.37%		2.99%		3.26%		3.17%	3.38%	3.39%	4.00%	4.26%
Portfolio turnover rate	20%		7%		13%		10%		18%		20%	7%	13%	10%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.54%		1.54%		1.54%		1.54%		1.55%		0.54%	0.54%	0.54%	0.54%	0.55%
____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees and Officers(1)(2)
Number of
	Positions		Portfolios
	Held with		in Fund
	Trust and		Complex(5)	Other Directorships
Name, Address(3)	Length of	Principal Occupation(s)	Overseen	Held by Trustee During
and Date of Birth	Service(4)	During Past 5 Years	by Trustee	Past 5 Years

Interested Trustee(6)

Diana P. Herrmann New York, NY (02/25/58)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 2004
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(7) and parent of Aquila Investment Management LLC, Administrator, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

Number of
	Positions		Portfolios
	Held with		in Fund
	Trust and		Complex(5)	Other Directorships
Name, Address(3)	Length of	Principal Occupation(s)	Overseen	Held by Trustee During
and Date of Birth	Service(4)	During Past 5 Years	by Trustee	Past 5 Years

Non-interested Trustees

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Chair of the Board of Trustees since 2004 and Trustee since 1984
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., 2000-2012.
7
Trustee Emeritus, Churchill Tax-Free Fund of Kentucky since 2011; Trustee, 1987-2011; Trustee Emeritus, Narragansett Insured Tax-Free Income Fund since 2011; Trustee, 2009-2011; Formerly Trustee, Premier VIT

Stanley W. Hong Honolulu, HI (04/05/36)	Trustee since 1992	President, Waste Management of Hawaii, Inc. and Corporate Vice President – Hawaii Area for Waste Management, Inc., 2001-2005; Trustee, The King William Charles Lunalilo Trust Estate since 2001; President and Chief Executive Officer, The Chamber of Commerce of Hawaii, 1996-2001; Regent, Chaminade University of Honolulu since 1991; Trustee, the Nature Conservancy of Hawaii since 1998; Trustee, Child and Family Service since 2005; Director, The East West Center Foundation since 2006 and St. Louis School since 2007; and a director of other corporate and community organizations.	1	First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Riggs Distributing Co.; formerly Trustee, Pacific Capital Funds®; Trustee of Aquila Money-Market Funds 1993-2012

			Number of
	Positions		Portfolios
	Held with		in Fund
	Trust and		Complex(5)	Other Directorships
Name, Address(3)	Length of	Principal Occupation(s)	Overseen	Held by Trustee During
and Date of Birth	Service(4)	During Past 5 Years	by Trustee	Past 5 Years

Richard L. Humphreys Kaneohe, HI (10/06/43)	Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002. Formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and, E.V.P., Bank of Hawaii.	1
Board of Directors, Bishop Museum; Board of Directors, Friends of the Cancer Research Center; Board of Directors, The Castle Group, Inc.; formerly Trustee, Pacific Capital Funds®; Trustee of Aquila Money-Market Funds 2009-2012

Bert A. Kobayashi, Jr. Honolulu, HI (04/22/70)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) since 2003; interested in a number of other real estate companies in Hawaii.	1	Hawaiian Electric Company, Inc.; Trustee of Aquila Money-Market Funds 2009-2012

Glenn P. O’Flaherty Denver, CO (08/03/58)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, February-December 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President –Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	3	Trustee of Aquila Money-Market Funds 2009-2012

Number of
	Positions		Portfolios
	Held with		in Fund
	Trust and		Complex(5)	Other Directorships
Name, Address(3)	Length of	Principal Occupation(s)	Overseen	Held by Trustee During
and Date of Birth	Service(4)	During Past 5 Years	by Trustee	Past 5 Years

Russell K. Okata Honolulu, HI (03/22/44)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; director of various civic and charitable organizations.	5	Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee, Pacific Capital Funds®; past Chair of the Royal State Group (insurance)

The specific experience, qualifications, attributes or skills that led to the conclusion that these persons should serve as Trustees of the Trust at this time in light of the Trust’s business and structure, in addition to those listed above, were as follows.

Diana P. Herrmann:	Over 25 years of experience in mutual fund management.

Theodore T. Mason:	Extensive financial and management experience; knowledgeable about operation and management of mutual funds.

Stanley W. Hong:	Extensive financial and management experience; knowledgeable about operation and management of mutual funds.

Richard L. Humphreys:	Experienced in banking and finance.

Bert A. Kobayashi, Jr.:	Experienced in local government affairs and real estate.

Glenn P. O’Flaherty:	Knowledgeable about financial markets and operation of mutual funds.

Russell K. Okata:	Experienced in local government affairs and mutual fund governance.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Positions
Held with
Trust and
Name, Address(3)	Length of
and Date of Birth	Service(4)	Principal Occupation(s) During Past 5 Years

Chairman Emeritus(8)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2004, Trustee, 1984-2004, and Chairman of the Board of Trustees, 1984-2003
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2003.

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (07/27/50)	Senior Vice President since 1993
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President, 1997-2012 and formerly Assistant Vice President of the three Aquila money-market funds; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006; Registered Representative of the Distributor since 1985.

Positions
Held with
Trust and
Name, Address(3)	Length of
and Date of Birth	Service(4)	Principal Occupation(s) During Past 5 Years

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (05/06/61)	Vice President since 1998
Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Narragansett Insured Tax-Free Income Fund since 1998, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006.

Randall S. Fillmore New York, NY (11/11/60)	Chief Compliance Officer since 2012
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and

Positions
Held with
Trust and
Name, Address(3)	Length of
and Date of Birth	Service(4)	Principal Occupation(s) During Past 5 Years

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

___________________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.
(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(7) The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.
(8) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2011 and held for the six months ended March 31, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.47%	$1,000.00	$1,024.70	$3.80
Class C	2.06%	$1,000.00	$1,020.60	$7.83
Class Y	2.57%	$1,000.00	$1,025.70	$2.79

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six Months ended March 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.25	$3.79
Class C	5.00%	$1,000.00	$1,017.25	$7.82
Class Y	5.00%	$1,000.00	$1,022.25	$2.78

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of the Hawaiian Tax-Free Trust (the “Trust”) was held on October 4, 2011. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

		Dollar Amount of Votes:

	Trustee	For	Withheld
	Diana P. Herrmann	$608,343,101	$4,178,756
	Stanley W. Hong	$607,952,974	$4,568,884
	Richard L. Humphreys	$608,673,732	$3,848,126
	Bert A. Kobayashi, Jr.	$607,768,595	$4,753,263
	Theodore T. Mason	$608,000,284	$4,521,574
	Glenn P. O’Flaherty	$608,482,338	$4,039,520
	Russell K. Okata	$594,398,517	$18,123,341

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

		Dollar Amount of Votes:

		For	Against	Abstain
		$601,370,430	$2,037,681	$9,113,747

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2012, $24,124,030 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid during fiscal 2012, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2012, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2011 calendar year.

PRIVACY NOTICE (unaudited)

Hawaiian Tax-Free Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2012 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $20,800 in 2011 and $25,500 in 2012.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,300 and $3,400 in 2011 and 2012, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee June 6, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee June 6, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 6, 2012

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.